Provision for Contingencies - Schedule of Nature of Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Civil	R$ 991	R$ 426
Labor	251	60
Total	R$ 1,242	R$ 486